Employee benefits (Details 6)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Actuarial assumptions [Abstract]
Discount rate	6.70%	6.65%	7.15%
Expected long term rate of return on plan assets	8.00%	8.00%	8.00%
Average future working lifetime (Years)	20 years 9 months	21 years 8 months 1 day	21 years 5 months 15 days